Expense Example, No Redemption - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Global Capital Appreciation Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	965
5 Years	1,251
10 Years	2,062
Fidelity Advisor Global Capital Appreciation Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	646
5 Years	1,111
10 Years	2,203
Fidelity Advisor Global Capital Appreciation Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	826
5 Years	1,173
10 Years	2,150
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	$ 1,225